Organization and Summary of Significant Accounting Policies - Revenues (Details) - Oil and Gas Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shell Trading Co
Concentration Risk [Line Items]
Net oil and gas revenues (percent)	23.00%	18.00%	30.00%
Laclede Energy Resources
Concentration Risk [Line Items]
Net oil and gas revenues (percent)	17.00%	21.00%	24.00%
Superior Natural Gas
Concentration Risk [Line Items]
Net oil and gas revenues (percent)	14.00%
BG Group
Concentration Risk [Line Items]
Net oil and gas revenues (percent)	10.00%	10.00%
Unimark, LLC
Concentration Risk [Line Items]
Net oil and gas revenues (percent)		17.00%	14.00%